UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM 12b-25

NOTIFICATION OF LATE FILING

WORLD HEALTH ENERGY HOLDINGS, INC.	000-29462
(Full Name of Registrant)	(Commission File Number)

Form 10-K	Form 20-F	Form 11-K	X	Form 10-Q	Form N-SAR	Form N-CSR

For Period Ended: September 30, 2011

[___] Transition Report on Form 10-K
[___] Transition Report on Form 20-F
[___] Transition Report on Form 11-K
[___] Transition Report on Form 10-Q
[___] Transition Report on Form N-SAR
For the Transition Period Ended: __________________________________________________________________

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
_____________________________________________________________________________________________

PART I
REGISTRANT INFORMATION

Full Name of Registrant	WORLD HEALTH ENERGY HOLDINGS, INC.
Former Name if Applicable
Address of Principal Executive Office (Street and Number)	777 S Flagler Dr., Suite 800
City, State and Zip Code	West Palm Beach FL 33411

PART II
RULE 12b-25(b) AND (c)

If the subject report could not be filed without  unreasonable  effort orexpense  and  the  registrant  seeks  relief  pursuant  to Rule  12b-25(b),  thefollowing should be completed. (Check box if appropriate.)

(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
[ X ]
(b)  The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subjecta report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

(c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III
NARRATIVE

The registrant is unable to file the quarterly report on Form 10-Q for the first fiscal quarter ended June 30, 2011 for the following reasons:

The Registrant's quarterly  report could not be filed within the prescribed time period due to the Registrant requiring additional time to prepare and review the quarterly report for the period ended September 30, 2011.  Such delay could not be eliminated by the Company without unreasonable effort and expense. In accordance with Rule 12b-25 of the Securities Exchange Act of 1934, the Company will file its Form 10-Q  no later than five calendar days following the prescribed due date.

PART IV
OTHER INFORMATION

(1)  Name and telephone number of person to contact in regard to thisnotification:

Liran Kosman	(212)	444 1019
(Name)	(Area Code)	(Telephone Number)

(2)  Have all other periodic  reports  required under Section 13 or 15(d) of theSecurities Exchange Act of 1934 or Section 30 of the Investment Company Actof 1940 during the preceding 12 months or for such shorter  period that theregistrant was required to file such report(s) been filed? If the answer isno, identify report(s).

[X ] Yes [___] No

(3)  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portionthereof?

[___] Yes  [ X ] No

WORLD HEALTH ENERGY HOLDINGS, INC.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by theundersignedthereunto duly authorized.

Date: November 16, 2011	By: /s/ Liran Kosman
Liran Kosman
Chief Financial Officer